Fair Value Measurements - Concentration of Credit Risk (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016
Deepwater Segment [Member] | Anadarko [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%		19.00%
Deepwater Segment [Member] | Anadarko [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	13.00%
Deepwater Segment [Member] | Cobalt International [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%		0.00%
Deepwater Segment [Member] | Cobalt International [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	15.00%
Jack-ups and Unallocated and Other [Member] | ARO Drilling [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%		9.00%
Jack-ups and Unallocated and Other [Member] | ARO Drilling [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	0.00%
Jack-ups [Member] | Saudi Aramco [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	41.00%		34.00%
Jack-ups [Member] | Saudi Aramco [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	35.00%	25.00%
Jack-ups [Member] | Lundin [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	8.00%		7.00%
Jack-ups [Member] | Lundin [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	7.00%
Jack-ups [Member] | Repsol [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%		5.00%
Jack-ups [Member] | Repsol [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%	15.00%